LEASES (Schedule of Future Lease Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating leases
2022	$ 1,830
2023	1,415
2024	963
2025	73
Thereafter	9
Total future lease payements	4,290
Less imputed interest	(189)
Total lease liability balance	$ 4,101